Deposits - Maturities of Time Deposits Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deposits [Abstract]
2025	$ 51,876
2026	2,045
2027	310
2028	149
2029	387
Thereafter	2
Total	$ 54,769	$ 52,273